Note K - Intangible Assets and Goodwill - Summary of Intangible Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Gross carrying amount	$ 2,607,940	$ 1,845,080
Less accumulated amortization	(845,115)	(547,003)
Total	1,762,825	1,298,077
Trade Names [Member]
Gross carrying amount	130,000	130,000
Proprietary Software [Member]
Gross carrying amount	420,000	420,000
Customer Relationships [Member]
Gross carrying amount	1,692,860	930,000
Patents [Member]
Gross carrying amount	$ 365,080	$ 365,080